Schedule of Finance Expenses (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Amortization of debt discount	$ 272,209	$ 124,006
Realised and unrealised currency losses (gains)	24,416
Interest expense	1,159,440	711,807	612,735
Total finance expenses	$ 1,456,065	$ 835,813	$ 612,735